Inventories	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories	INVENTORIES

($ millions)	2022	2021
Materials and supplies	394	318
Gas and fuel in storage	235	131
Coal inventory	32	29
	661	478